CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (Parenthetical)	3 Months Ended
Mar. 31, 2020 $ / shares
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share	$ 0.2198